CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock par value (in dollars per share)	$ .0001	$ .0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	22,340,689	14,621,125
Common stock, shares outstanding	22,340,689	14,621,125